Significant accounting policies (Details)	12 Months Ended
	Dec. 31, 2017 segment shares	Dec. 31, 2016	Dec. 31, 2015
Significant accounting policies
Number of Reportable Segments | segment	1
Applicable tax rate	22.00%	22.00%	22.00%
Dilution of share (in share) | shares	0